Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Stock Issued During Period, Value, New Issues	$ 25,000
Minimum
Temporary Equity [Line Items]
Stock Issued During Period, Value, New Issues				$ 250,000,000.0
Surrozen Inc
Temporary Equity [Line Items]
Conversion of Stock, Description			1/10
Dividends Payable	$ 0	$ 0		0
Surrozen Inc | Maximum
Temporary Equity [Line Items]
Proceeds from Issuance Initial Public Offering		40,000,000.0		$ 40,000,000.0
Surrozen Inc | Minimum
Temporary Equity [Line Items]
Stock Issued During Period, Value, New Issues		$ 250,000,000.0
Surrozen Inc | Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Issued	33,555,555	33,555,555		33,555,555	33,555,555		33,555,555
Temporary Equity, Liquidation Preference Per Share	$ 1.00	$ 1.00		$ 1.00	$ 1.00		$ 1.00
Temporary Equity, Liquidation Preference	$ 33,556,000	$ 33,556,000		$ 33,556,000	$ 33,556,000		$ 33,500,000
Redeemable Preferred Stock Dividends		$ 0.08		$ 0.08
Temporary Equity, Liquidation Preference Per Share	$ 1.00	$ 1.00		$ 1.00	$ 1.00		$ 1.00
Surrozen Inc | Series B Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Issued	33,162,954	33,162,954		33,162,954	33,162,954	33,162,954
Temporary Equity, Liquidation Preference Per Share	$ 1.50	$ 1.50		$ 1.50	$ 1.50	$ 1.50
Temporary Equity, Liquidation Preference	$ 49,744,000	$ 49,744,000		$ 49,744,000	$ 49,744,000	$ 49,700,000
Redeemable Preferred Stock Dividends		$ 0.12		$ 0.12
Temporary Equity, Liquidation Preference Per Share	$ 1.50	$ 1.50		$ 1.50	$ 1.50	$ 1.50
Surrozen Inc | Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Issued	28,571,423	28,571,423	28,571,429	28,571,423
Temporary Equity, Liquidation Preference Per Share	$ 1.75	$ 1.75	$ 1.75	$ 1.75
Temporary Equity, Liquidation Preference	$ 50,000,000	$ 50,000,000	$ 50,000,000.0	$ 50,000,000
Redeemable Preferred Stock Dividends		$ 0.14		$ 0.14
Temporary Equity, Liquidation Preference Per Share	$ 1.75	$ 1.75	$ 1.75	$ 1.75